Capital and funding - Disclosure of Remeasurement of Defined Benefit Pension Plans Net of Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of reserves within equity [line items]
Remeasurement of defined benefit pension plans at beginning of period	€ 84	€ (180)
Movement during the year	137	226	[1]	€ (510)	[1]
Remeasurement of defined benefit pension plans at end of period	260	84		(180)
Aggregate continuing and discontinued operations
Disclosure of reserves within equity [line items]
Movement during the year	€ 176	€ 264		€ (510)

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).